Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
			Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1)(2)(4) ($)	Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)			Total Shareholder Return ($)	Peer Group Total Shareholder Return(5) ($)	Net Income(6) ($, in millions)	Adjusted EBITDA(7) ($, in millions)
2024	12,296,083	13,389,821	4,100,551	4,425,025	201.98	113.51	1,477	2,284
2023	12,899,559	9,465,171	3,335,968	2,605,155	183.54	139.70	1,838	2,748
2022	14,279,027	33,759,455	3,547,447	7,453,688	192.66	168.95	3,937	5,884
2021	11,685,670	31,665,167	3,034,079	6,990,851	157.58	164.15	1,260	2,743
2020	9,705,007	2,779,177	2,393,762	1,125,081	84.22	104.46	432	1,341

(1)
Our principal executive officer (PEO) for each of the fiscal years 2024, 2023, 2022, 2021 and 2020 is Mr. Will. Our other named executive officers for each of the fiscal years 2023, 2022, 2021 and 2020 are Mr. Bohn, Mr. Frost, Ms. Menzel and Mr. Douglas Barnard, who retired from the company in 2024. For fiscal year 2024, our other named executive officers are Mr. Cameron, Mr. Bohn, Mr. Frost, Ms. Menzel and Mr. Malik.

(2)
The amounts shown as compensation actually paid have been calculated in accordance with SEC rules and do not reflect compensation actually realized or received by the company’s named executive officers. As described in footnote 3 of the summary compensation table, our assumptions with respect to the FASB ASC Topic 718 valuation of our equity awards granted in 2024 are described in the footnotes to our audited financial statements as of and for the year ended December 31, 2024. In accordance with SEC rules, the aggregate grant date fair value of the PRSUs is calculated based on the probable outcome of the performance conditions as of the grant date, which, for the PRSUs reflected in the summary compensation table for each of the fiscal years 2020, 2021, 2022, 2023 and 2024, was target level performance. In accordance with SEC rules, the change in fair value of the PRSUs as of the end of each of the fiscal years 2020, 2021, 2022, 2023 and 2024 is based upon the probable outcome of the performance conditions as of the last day of the applicable fiscal year. The amounts included in the columns in footnotes 3 and 4 below identified as “Year-End Fair Value of Equity Awards Granted During Applicable Year,” “Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End,” and “Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year,” are based on the probable outcome, as of the last day of the applicable fiscal year, of the PRSU performance conditions, reflecting the actual outcome of the performance conditions of the applicable PRSU awards to date as of the last day of such fiscal year. For more information regarding how we determine the number of PRSUs earned, see “Compensation Discussion and Analysis — Compensation Discussion and Analysis: In Detail — Review and Approval of 2024 Long-Term Incentives — How We Determine the Number of PRSUs Earned.”

(3)
The following table discloses the amounts deducted from and added to the total compensation of our principal executive officer in determining our principal executive officer’s compensation actually paid (determined as described in footnote 2 above) for each fiscal year shown in the pay for performance table:

Year	Summary Compen- sation Table Total ($)	Minus: Change in Pension Value and Nonqualified Deferred Compen- sation Earnings ($)	Plus: Pension Service Costs Attributable to the Applicable Year ($)	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Plus: Change in Fair Value as of Year- End of Any Prior Year Awards that Remain Unvested as of Year- End ($)	Plus: Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Compen- sation Actually Paid ($)
2024	12,296,083	28,963	—	7,894,754	7,973,968	636,384	407,103	13,389,821
2023	12,899,559	39,712	—	8,754,185	10,529,242	(5,235,905)	66,172	9,465,171
2022	14,279,027	40,080	81,498	9,198,580	18,434,354	5,027,737	5,175,500	33,759,455
2021	11,685,670	72,771	73,194	6,767,986	18,506,213	7,552,436	688,411	31,665,167
2020	9,705,007	124,968	70,767	6,260,802	5,198,095	(3,581,626)	(2,227,296)	2,779,177

(4)
The following table discloses the amounts deducted from and added to the average total compensation of our named executive officers, other than our principal executive officer, in determining those named executive officers’ average compensation actually paid (determined as described in footnote 2 above) for each fiscal year shown in the pay for performance table:

Year	Summary Compen- sation Table Total ($)	Minus: Change in Pension Value and Nonqualified Deferred Compen- sation Earnings ($)	Plus: Pension Service Costs Attributable to the Applicable Year ($)	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Plus: Change in Fair Value as of Year- End of Any Prior Year Awards that Remain Unvested as of Year-End ($)	Plus: Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Compen- sation Actually Paid ($)
2024	4,100,551	8,629	—	2,659,574	2,833,494	92,604	66,579	4,425,025
2023	3,335,968	15,847	—	1,926,657	2,313,447	(1,112,534)	10,779	2,605,155
2022	3,547,447	22,240	31,035	1,867,438	3,769,427	1,019,332	976,124	7,453,688
2021	3,034,079	34,549	32,057	1,403,170	3,805,073	1,430,716	126,645	6,990,851
2020	2,393,762	51,596	31,215	1,185,711	982,623	(662,964)	(382,248)	1,125,081

(5)
Each of the peer group companies is a publicly traded manufacturer of agricultural chemical fertilizers. The companies comprising the peer group are CVR Partners LP, Incitec Pivot Limited, LSB Industries, Inc., Nutrien Ltd., The Mosaic Company and Yara International ASA. For Yara International ASA and Incitec Pivot Limited, we used their respective home exchange stock prices, converted into U.S. dollars, to calculate their total shareholder return. For years 2020-2023, the company had also included OCI N.V. in its peer group companies. In 2024, OCI N.V. divested or announced plans to divest most of its nitrogen, methanol and clean ammonia manufacturing assets and is currently evaluating strategic alternatives for its European nitrogen assets. As a result of OCI N.V.’s exit from the agricultural chemical fertilizer industry, we have elected to exclude it from the peer group in 2024 and going forward. The Peer Group Total Shareholder Returns reported in the table for all years 2020-2024 are for the peer group companies excluding OCI N.V. (the “New

Peer Group”). If OCI N.V. had been included with the peer group companies listed above (together, the “Old Peer Group”), the Peer Group Total Shareholder Return would have been $103.42, $160.92, $171.23, $143.73 and $117.78, for years 2020 through 2024, respectively. See “— Relationship Between Pay and Performance — Comparison of Total Shareholder Return” below, for a comparison of the company’s cumulative total shareholder return to the cumulative total shareholder return for each of the New Peer Group and the Old Peer Group.
(6)
We have a strategic venture with CHS Inc. (CHS) under which CHS owns an equity interest in CF Industries Nitrogen, LLC (CFN), an indirect subsidiary of CF Industries Holdings, Inc., which represents approximately 11% of the membership interests of CFN. Net income represents our net earnings, which includes net earnings attributable to CHS’s noncontrolling interest in the company. Our net earnings attributable to common stockholders for the years ended December 31, 2024, 2023, 2022, 2021 and 2020 was $1,218 million, $1,525 million, $3,346 million, $917 million and $317 million, respectively. For more information regarding our strategic venture with CHS, see Note 1 —  Noncontrolling Interest in Notes to Consolidated Financial Statements in Item 8 of our 2024 Annual Report.

(7)
See “Compensation Discussion and Analysis — Compensation Discussion and Analysis: In Detail — Key Elements of NEO Compensation Program — Our Metrics Defined” on page 57 for the definition of Adjusted EBITDA and a description of how Adjusted EBITDA is calculated from net earnings attributable to common stockholders in our audited financial statements.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Our principal executive officer (PEO) for each of the fiscal years 2024, 2023, 2022, 2021 and 2020 is Mr. Will. Our other named executive officers for each of the fiscal years 2023, 2022, 2021 and 2020 are Mr. Bohn, Mr. Frost, Ms. Menzel and Mr. Douglas Barnard, who retired from the company in 2024. For fiscal year 2024, our other named executive officers are Mr. Cameron, Mr. Bohn, Mr. Frost, Ms. Menzel and Mr. Malik.

Peer Group Issuers, Footnote
(5)
Each of the peer group companies is a publicly traded manufacturer of agricultural chemical fertilizers. The companies comprising the peer group are CVR Partners LP, Incitec Pivot Limited, LSB Industries, Inc., Nutrien Ltd., The Mosaic Company and Yara International ASA. For Yara International ASA and Incitec Pivot Limited, we used their respective home exchange stock prices, converted into U.S. dollars, to calculate their total shareholder return. For years 2020-2023, the company had also included OCI N.V. in its peer group companies. In 2024, OCI N.V. divested or announced plans to divest most of its nitrogen, methanol and clean ammonia manufacturing assets and is currently evaluating strategic alternatives for its European nitrogen assets. As a result of OCI N.V.’s exit from the agricultural chemical fertilizer industry, we have elected to exclude it from the peer group in 2024 and going forward. The Peer Group Total Shareholder Returns reported in the table for all years 2020-2024 are for the peer group companies excluding OCI N.V. (the “New
Peer Group”). If OCI N.V. had been included with the peer group companies listed above (together, the “Old Peer Group”), the Peer Group Total Shareholder Return would have been $103.42, $160.92, $171.23, $143.73 and $117.78, for years 2020 through 2024, respectively. See “— Relationship Between Pay and Performance — Comparison of Total Shareholder Return” below, for a comparison of the company’s cumulative total shareholder return to the cumulative total shareholder return for each of the New Peer Group and the Old Peer Group.

PEO Total Compensation Amount	$ 12,296,083	$ 12,899,559	$ 14,279,027	$ 11,685,670	$ 9,705,007
PEO Actually Paid Compensation Amount	$ 13,389,821	9,465,171	33,759,455	31,665,167	2,779,177
Adjustment To PEO Compensation, Footnote
(3)
The following table discloses the amounts deducted from and added to the total compensation of our principal executive officer in determining our principal executive officer’s compensation actually paid (determined as described in footnote 2 above) for each fiscal year shown in the pay for performance table:
Year	Summary Compen- sation Table Total ($)	Minus: Change in Pension Value and Nonqualified Deferred Compen- sation Earnings ($)	Plus: Pension Service Costs Attributable to the Applicable Year ($)	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Plus: Change in Fair Value as of Year- End of Any Prior Year Awards that Remain Unvested as of Year- End ($)	Plus: Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Compen- sation Actually Paid ($)
2024	12,296,083	28,963	—	7,894,754	7,973,968	636,384	407,103	13,389,821
2023	12,899,559	39,712	—	8,754,185	10,529,242	(5,235,905)	66,172	9,465,171
2022	14,279,027	40,080	81,498	9,198,580	18,434,354	5,027,737	5,175,500	33,759,455
2021	11,685,670	72,771	73,194	6,767,986	18,506,213	7,552,436	688,411	31,665,167
2020	9,705,007	124,968	70,767	6,260,802	5,198,095	(3,581,626)	(2,227,296)	2,779,177

Non-PEO NEO Average Total Compensation Amount	$ 4,100,551	3,335,968	3,547,447	3,034,079	2,393,762
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,425,025	2,605,155	7,453,688	6,990,851	1,125,081
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following table discloses the amounts deducted from and added to the average total compensation of our named executive officers, other than our principal executive officer, in determining those named executive officers’ average compensation actually paid (determined as described in footnote 2 above) for each fiscal year shown in the pay for performance table:
Year	Summary Compen- sation Table Total ($)	Minus: Change in Pension Value and Nonqualified Deferred Compen- sation Earnings ($)	Plus: Pension Service Costs Attributable to the Applicable Year ($)	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Plus: Change in Fair Value as of Year- End of Any Prior Year Awards that Remain Unvested as of Year-End ($)	Plus: Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Compen- sation Actually Paid ($)
2024	4,100,551	8,629	—	2,659,574	2,833,494	92,604	66,579	4,425,025
2023	3,335,968	15,847	—	1,926,657	2,313,447	(1,112,534)	10,779	2,605,155
2022	3,547,447	22,240	31,035	1,867,438	3,769,427	1,019,332	976,124	7,453,688
2021	3,034,079	34,549	32,057	1,403,170	3,805,073	1,430,716	126,645	6,990,851
2020	2,393,762	51,596	31,215	1,185,711	982,623	(662,964)	(382,248)	1,125,081

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Adjusted EBITDA
Total Shareholder Return Vs Peer Group	Comparison of Total Shareholder Return
Tabular List, Table
Most Important Financial Performance Measures
Our compensation and management development committee selects performance metrics for our incentive compensation programs that align executive interests with those of our shareholders. See “Compensation Discussion and Analysis — Compensation Discussion and Analysis: In Detail — Key Elements of NEO Compensation Program” on page 56 for the definition of these metrics and further explanation of how our compensation metrics in our annual incentive plan and long-term incentive plan tie to our business strategy. Below in an unranked order are the most important financial performance measures used for the fiscal year ended December 31, 2024.
Metric	Alignment
Adjusted EBITDA	Adjusted EBITDA is a cornerstone of our annual incentive program. It is the primary metric by which we measure our profitability and by which investors measure our performance.
Return on Net Assets (RONA)	Our PRSU awards are subject to three-year vesting criteria based on RONA over three one-year periods. RONA is correlated with long-term total shareholder return and is viewed as an indicator of the results of management’s operating decisions.
Total Shareholder Return (TSR)	Our PRSU awards have a modifier pursuant to which the number of shares earned based on RONA may be increased or decreased by up to 20% based on our three-year TSR as compared to threshold, target and maximum levels of performance. Use of TSR as a performance measure establishes a clear linkage between executive incentives and shareholder value creation.

Total Shareholder Return Amount	$ 201.98	183.54	192.66	157.58	84.22
Peer Group Total Shareholder Return Amount	113.51	139.7	168.95	164.15	104.46
Net Income (Loss)	$ 1,477,000,000	$ 1,838,000,000	$ 3,937,000,000	$ 1,260,000,000	$ 432,000,000
Company Selected Measure Amount	2,284,000,000	2,748,000,000	5,884,000,000	2,743,000,000	1,341,000,000
PEO Name	Mr. Will
Old Peer Group Total Shareholder Return Amount	$ 103.42	$ 160.92	$ 171.23	$ 143.73	$ 117.78
Percentage of Membership Interest	11.00%
Net Income (Loss) Available to Common Stockholders, Basic	$ 1,218,000,000	1,525,000,000	3,346,000,000	917,000,000	317,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(7)
See “Compensation Discussion and Analysis — Compensation Discussion and Analysis: In Detail — Key Elements of NEO Compensation Program — Our Metrics Defined” on page 57 for the definition of Adjusted EBITDA and a description of how Adjusted EBITDA is calculated from net earnings attributable to common stockholders in our audited financial statements.

Measure:: 2
Pay vs Performance Disclosure
Name	Return on Net Assets (RONA)
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (28,963)	(39,712)	(40,080)	(72,771)	(124,968)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			81,498	73,194	70,767
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,894,754)	(8,754,185)	(9,198,580)	(6,767,986)	(6,260,802)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,973,968	10,529,242	18,434,354	18,506,213	5,198,095
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	636,384	(5,235,905)	5,027,737	7,552,436	(3,581,626)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	407,103	66,172	5,175,500	688,411	(2,227,296)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,629)	(15,847)	(22,240)	(34,549)	(51,596)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			31,035	32,057	31,215
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,659,574)	(1,926,657)	(1,867,438)	(1,403,170)	(1,185,711)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,833,494	2,313,447	3,769,427	3,805,073	982,623
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	92,604	(1,112,534)	1,019,332	1,430,716	(662,964)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 66,579	$ 10,779	$ 976,124	$ 126,645	$ (382,248)